Leases (Tables)	12 Months Ended
Dec. 31, 2023
Lessee, Leases [Abstract]
Disclosure of maturity analysis of lease payments
The following table is a maturity analysis of the Company’s contractual undiscounted payments required to meet obligations that have initial or remaining non-cancellable lease terms.

	2023	2022
Less than one year	$7,014	$5,801
One to three years	10,736	6,370
More than three years	9,884	2,810
Total undiscounted lease obligations	$27,634	$14,981

Disclosure of quantitative information about right-of-use assets
The following table sets out the carrying amounts of ROU assets included in PP&E in the consolidated statements of financial position and the movements during the period:

	2023	2022
Beginning balance	$14,132	$19,414
Additions	16,528	1,101
Amortization	(6,783)	(6,383)
Ending balance	$23,877	$14,132
The amounts recognized in the consolidated statements of loss related to lease obligations are as follows:

	2023	2022
Interest expense on lease liabilities	$657	$679
Amortization of ROU assets	6,783	6,383
Variable lease payments not included in the measurement of lease liabilities(1)	37,046	21,632
Expenses relating to leases of low-value assets and short-term leases	4,231	7,040
Total recognized in the consolidated statements of loss	$48,717	$35,734
(1)Includes the amounts related to various exploration contracts at the Company’s sites and contract mining at the Öksüt Mine. 2022 amounts exclude $14.4 million in contract mining costs which were capitalized to production inventory during the year and were recognized in the consolidated statements of loss in 2023.

Disclosure of quantitative information about lease liabilities
The following table sets out the lease obligations included in the consolidated statements of financial position:

	2023	2022
Current (note 8)	$6,106	$5,245
Non-current (note 10)	18,102	8,730
Total lease obligations	$24,208	$13,975